Dividends on ordinary shares	12 Months Ended
Dec. 31, 2019
11. Dividends on ordinary shares
Dividends on ordinary shares

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page [00].

11 Dividends on ordinary shares

The Directors have approved a total dividend in respect of 2019 of 9.0p per ordinary share of 25p each. The remaining full year dividend for 2019 of 6.0p per ordinary share will be paid on 3 April 2020 to shareholders on the Share Register on 28 February 2020 following the 3.0p half year dividend paid on 23 September 2019. On 31 December 2019, there were 17,322m ordinary shares in issue. The financial statements for the year ended 31 December 2019 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2020. The 2019 financial statements include the 2019 half year dividend of £517m (2018: £427m) and a full year dividend declared in relation to 2018 of £684m (2018: £341m). Dividends are funded out of distributable reserves.